                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 843-9934

Date of fiscal year end: July 31st

Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD INCOME SHARES FUND, INC.

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
  ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 8.9%
               FINANCE -- 4.1%
  $ 8,516      Bayview Commercial Asset Trust,
                 7.18%, 01/25/2037 (I)(P)........................  $    885
      500      Bayview Financial Acquisition Trust,
                 7.47%, 05/28/2037 (L)...........................       500
    4,794      CBA Commercial Small Balance Commercial Mortgage,
                 9.75%, 01/25/2039 (I)(P)........................       479
    1,000      Option One Mortgage Loan Trust,
                 6.99%, 03/25/2037...............................       879
    2,000      Renaissance Home Equity Loan Trust,
                 7.50%, 04/25/2037...............................     1,642
                                                                   --------
                                                                      4,385
                                                                   --------
               TRANSPORTATION -- 4.8%
    1,031      Continental Airlines, Inc.,
                 6.80%, 08/02/2018...............................     1,029
    1,458      Continental Airlines, Inc.,
                 7.71%, 04/02/2021...............................     1,614
    2,182      Continental Airlines, Inc.,
                 8.05%, 11/01/2020...............................     2,444
                                                                   --------
                                                                      5,087
                                                                   --------
               Total Asset & Commercial Mortgage Backed
                 Securities
                 (Cost $9,096)...................................  $  9,472
                                                                   --------
CORPORATE BONDS: INVESTMENT GRADE -- 64.3%
               BASIC MATERIALS -- 3.8%
      500      Newmont Mining Corp.,
                 8.63%, 05/15/2011...............................       558
      234      Olin Corp.,
                 6.75%, 06/15/2016...............................       234
       66      Olin Corp.,
                 9.13%, 12/15/2011...............................        74
    2,000      Union Carbide Corp.,
                 7.75%, 10/01/2096...............................     2,071
    1,000      Westvaco Corp.,
                 8.20%, 01/15/2030...............................     1,095
                                                                   --------
                                                                      4,032
                                                                   --------
               CAPITAL GOODS -- 2.5%
    1,000      Northrop Grumman Space & Mission Systems Corp.,
                 7.75%, 06/01/2029...............................     1,222
    1,250      Tyco International Group S.A.,
                 7.00%, 06/15/2028...............................     1,493
                                                                   --------
                                                                      2,715
                                                                   --------
               CONSUMER CYCLICAL -- 1.0%
    1,000      Federated Department Stores, Inc.,
                 8.50%, 06/01/2010...............................     1,090
                                                                   --------
               ENERGY -- 4.2%
      235      Anadarko Petroleum Corp.,
                 6.45%, 09/15/2036...............................       235
      850      Burlington Resources Finance Co.,
                 9.13%, 10/01/2021...............................     1,129

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
               ENERGY -- (CONTINUED)
  $ 1,000      ConocoPhillips Holding Co.,
                 6.95%, 04/15/2029...............................  $  1,142
      750      Halliburton Co.,
                 5.63%, 12/01/2008...............................       754
    1,000      Valero Energy Corp.,
                 8.75%, 06/15/2030...............................     1,263
                                                                   --------
                                                                      4,523
                                                                   --------
               FINANCE -- 19.9%
       86      AMBAC Financial Group, Inc.,
                 6.15%, 02/15/2037...............................        82
      735      American Express Credit Corp.,
                 6.80%, 09/01/2066...............................       785
      885      Ameriprise Financial, Inc.,
                 7.52%, 06/01/2066...............................       961
      494      Capital One Capital IV,
                 6.75%, 02/17/2037...............................       482
    1,000      CNA Financial Corp.,
                 7.25%, 11/15/2023...............................     1,064
      937      Comerica Capital Trust II,
                 6.58%, 02/20/2037 (L)...........................       926
    1,000      ERAC USA Finance Co.,
                 8.00%, 01/15/2011 (I)...........................     1,085
    3,000      Farmers Exchange Capital,
                 7.20%, 07/15/2048 (I)...........................     3,111
      333      Financial Security Assurance Holdings,
                 6.40%, 12/15/2066 (I)(L)........................       329
      500      HSBC Finance Corp.,
                 7.00%, 05/15/2012...............................       537
    2,585      ILFC E-Capital Trust II,
                 6.25%, 12/21/2065 (I)(L)........................     2,649
    2,535      JP Morgan Chase Capital XX,
                 6.55%, 09/29/2036...............................     2,590
      250      Liberty Mutual Group, Inc.,
                 7.00%, 03/15/2034 (I)...........................       259
    2,620      Metlife, Inc.,
                 6.40%, 12/15/2036...............................     2,615
    1,000      Mony Group, Inc.,
                 8.35%, 03/15/2010...............................     1,080
      360      State Street Capital Trust IV,
                 6.36%, 06/15/2037 (L)...........................       361
    1,000      Travelers Property Casualty Corp.,
                 7.75%, 04/15/2026...............................     1,186
    1,000      Washington Mutual Preferred Funding,
                 6.53%, 12/29/2049 (I)...........................       987
      115      Western Financial Bank,
                 9.63%, 05/15/2012...............................       125
                                                                   --------
                                                                     21,214
                                                                   --------
               SERVICES -- 12.9%
    1,500      Belo Corp.,
                 7.25%, 09/15/2027...............................     1,511
      750      Clear Channel Communications, Inc.,
                 7.65%, 09/15/2010...............................       792
    1,500      COX Communications, Inc.,
                 6.80%, 08/01/2028...............................     1,546
      750      Electronic Data Systems Corp.,
                 7.45%, 10/15/2029...............................       803

 THE HARTFORD INCOME SHARES FUND, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               SERVICES -- (CONTINUED)
  $ 1,000      FedEx Corp.,
                 7.84%, 01/30/2018...............................  $  1,143
    1,000      Hearst-Argyle Television, Inc.,
                 7.00%, 01/15/2018...............................     1,047
    1,500      News America Holdings, Inc.,
                 8.88%, 04/26/2023...............................     1,856
      750      Starwood Hotels & Resorts Worldwide, Inc.,
                 7.38%, 05/01/2007...............................       750
    2,550      Time Warner Entertainment Co. L.P.,
                 8.38%, 07/15/2033...............................     3,113
      700      Time Warner, Inc.,
                 6.63%, 05/15/2029...............................       713
      500      Waste Management, Inc.,
                 7.13%, 12/15/2017...............................       551
                                                                   --------
                                                                     13,825
                                                                   --------
               TECHNOLOGY -- 12.8%
    1,750      AT&T Corp.,
                 8.00%, 11/15/2031...............................     2,193
    1,500      Cingular Wireless Services, Inc.,
                 8.75%, 03/01/2031...............................     1,963
    1,000      Comcast Cable Communications, Inc.,
                 8.50%, 05/01/2027...............................     1,233
    2,000      Embarq Corp.,
                 8.00%, 06/01/2036...............................     2,115
    1,000      Raytheon Co.,
                 7.20%, 08/15/2027...............................     1,162
    1,000      Rogers Wireless, Inc.,
                 9.75%, 06/01/2016...............................     1,270
    1,500      Sprint Capital Corp.,
                 6.88%, 11/15/2028...............................     1,488
    1,500      Tele-Communications, Inc.,
                 9.80%, 02/01/2012...............................     1,779
      400      Telus Corp.,
                 8.00%, 06/01/2011...............................       437
                                                                   --------
                                                                     13,640
                                                                   --------
               TRANSPORTATION -- 4.8%
    2,500      American Airlines, Inc.,
                 7.86%, 10/01/2011...............................     2,709
    1,000      Continental Airlines, Inc.,
                 7.92%, 05/01/2010...............................     1,062
    1,000      Norfolk Southern Corp.,
                 8.63%, 05/15/2010...............................     1,094
      250      Royal Caribbean Cruises Ltd.,
                 7.00%, 06/15/2013...............................       259
                                                                   --------
                                                                      5,124
                                                                   --------
               UTILITIES -- 2.4%
    1,000      CMS Panhandle Holding Co.,
                 7.00%, 07/15/2029...............................     1,066
      750      FirstEnergy Corp.,
                 6.45%, 11/15/2011...............................       787

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
               UTILITIES -- (CONTINUED)
  $   140      Kinder Morgan Energy Partners L.P.,
                 6.50%, 02/01/2037...............................  $    141
      500      Kinder Morgan, Inc.,
                 7.25%, 03/01/2028...............................       516
                                                                   --------
                                                                      2,510
                                                                   --------
               Total Corporate Bonds: Investment Grade
                 (Cost $60,032)..................................  $ 68,673
                                                                   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 23.3%
               BASIC MATERIALS -- 2.2%
      750      Equistar Chemicals L.P.,
                 10.13%, 09/01/2008..............................       791
      500      Hercules, Inc.,
                 11.13%, 11/15/2007..............................       518
      685      Phelps Dodge Corp.,
                 8.75%, 06/01/2011...............................       767
      250      Phelps Dodge Corp.,
                 9.50%, 06/01/2031...............................       321
                                                                   --------
                                                                      2,397
                                                                   --------
               CAPITAL GOODS -- 0.2%
      170      Briggs & Stratton Corp.,
                 8.88%, 03/15/2011...............................       183
                                                                   --------
               CONSUMER CYCLICAL -- 2.6%
      500      Delhaize America, Inc.,
                 9.00%, 04/15/2031...............................       609
      120      Dillard's, Inc.,
                 6.63%, 01/15/2018...............................       117
       85      Dillard's, Inc.,
                 7.13%, 08/01/2018...............................        84
    2,000      Ford Capital B.V.,
                 9.50%, 06/01/2010...............................     2,010
                                                                   --------
                                                                      2,820
                                                                   --------
               FINANCE -- 6.4%
    1,000      Ford Motor Credit Co.,
                 9.75%, 09/15/2010...............................     1,058
      150      Ford Motor Credit Co.,
                 9.81%, 04/15/2012 (L)...........................       160
    3,650      General Motors Acceptance Corp.,
                 8.00%, 11/01/2031...............................     3,918
      750      Qwest Capital Funding, Inc.,
                 6.50%, 11/15/2018...............................       716
    1,000      Realogy Corp.,
                 10.50%, 04/15/2014 (I)..........................     1,001
                                                                   --------
                                                                      6,853
                                                                   --------
               SERVICES -- 2.9%
      750      Hilton Hotels Corp.,
                 8.25%, 02/15/2011...............................       808
    1,000      Liberty Media Corp.,
                 8.50%, 07/15/2029...............................     1,017
      250      Mandalay Resort Group,
                 7.63%, 07/15/2013...............................       250
    1,000      MGM Mirage, Inc.,
                 8.50%, 09/15/2010...............................     1,073
                                                                   --------
                                                                      3,148
                                                                   --------

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
               TECHNOLOGY -- 6.3%
  $ 3,000      CCH I Holdings LLC,
                 10.00%, 05/15/2014..............................  $  2,798
      500      Citizens Communications Co.,
                 9.00%, 08/15/2031...............................       549
    1,000      Intelsat Bermuda Ltd.,
                 11.25%, 06/15/2016..............................     1,141
    1,500      Lucent Technologies, Inc.,
                 6.45%, 03/15/2029...............................     1,365
      650      Nortel Networks Corp.,
                 6.88%, 09/01/2023...............................       609
      100      PanAmSat Corp.,
                 6.88%, 01/15/2028...............................        94
      100      Qwest Corp.,
                 6.88%, 09/15/2033...............................        98
                                                                   --------
                                                                      6,654
                                                                   --------
               TRANSPORTATION -- 0.6%
      625      Delta Air Lines, Inc.,
                 10.50%, 04/30/2016 (H)..........................       653
                                                                   --------
               UTILITIES -- 2.1%
    1,000      El Paso Corp.,
                 8.05%, 10/15/2030...............................     1,145
    1,000      TECO Energy, Inc.,
                 7.20%, 05/01/2011...............................     1,065
                                                                   --------
                                                                      2,210
                                                                   --------
               Total Corporate Bonds: Non-Investment Grade
                 (Cost $22,416)..................................  $ 24,918
                                                                   --------
U.S. GOVERNMENT SECURITIES -- 2.0%
               U.S. TREASURY SECURITIES -- 2.0%
      900      3.875% 2009 (O)...................................  $  1,154
      937      4.625% 2012 -- 2017...............................       941
                                                                   --------
               Total U.S. Government Securities
                 (Cost $2,094)...................................  $  2,095
                                                                   --------
U.S. GOVERNMENT AGENCIES -- 0.6%
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
       11      9.00% 2022........................................  $     12
       23      10.50% 2017.......................................        25
        6      11.25% 2010.......................................         6
        8      11.50% 2015.......................................         9
       11      11.75% 2010.......................................        12
                                                                   --------
                                                                         64
                                                                   --------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
       68      8.00% 2024-2025...................................        71
       20      10.50% 2017-2020..................................        23
       38      11.00% 2011-2018..................................        42
       12      12.00% 2014.......................................        13

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
  $    13      12.50% 2015.......................................  $     15
                                                                   --------
                                                                        164
                                                                   --------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
       77      9.00% 2021........................................        84
       70      9.50% 2020........................................        76
                                                                   --------
                                                                        160
                                                                   --------
               SMALL BUSINESS ADMINISTRATION PARTICIPATION
               CERTIFICATE -- 0.2%
      225      5.54% 2026........................................       229
                                                                   --------
               Total U.S. Government Agencies
                 (Cost $593).....................................  $    617
                                                                   --------
 SHARES
------------
  COMMON STOCK -- 0.0%
               CONSUMER CYCLICAL -- 0.0%
  $     1      Hosiery Corp. of America, Inc.
                 Class A (D)(H)..................................  $     --
                                                                   --------
               TECHNOLOGY -- 0.0%
        2      Global Crossing Ltd. (D)..........................        44
       --      XO Holdings, Inc. (D)(H)..........................        --
                                                                   --------
                                                                         44
                                                                   --------
               Total Common Stock
                 (Cost $60)......................................  $     44
                                                                   --------
WARRANTS -- 0.0%
               TECHNOLOGY -- 0.0%
       --      XO Holdings, Inc. (D)(H)..........................  $     --
                                                                   --------
               Total Warrants
                 (Cost $--)......................................  $     --
                                                                   --------
               Total Long-Term securities
                 (Cost $94,291)..................................  $105,819
                                                                   --------
PRINCIPAL
 AMOUNT
------------
  SHORT-TERM INVESTMENTS -- 0.4%
               U.S. TREASURY BILL -- 0.4%
  $   400      U.S. Treasury Bill,
                 5.04%, 06/14/2007 (M)(S)........................  $    398
                                                                   --------
               Total Short-Term Investments
                 (Cost $398).....................................  $    398
                                                                   --------
               Total Investments in Securities
                 (Cost $94,689) (C)..............................  $106,217
                                                                   --------
               Other Assets and Liabilities......................       576
                                                                   --------
               Total Net Assets..................................  $106,793
                                                                   ========

 THE HARTFORD INCOME SHARES FUND, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.69% of total net assets at April 30, 2007.


 (C) At April 30, 2007, the cost of securities for federal income tax purposes was $94,748 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $11,688
      Unrealized depreciation.........................     (219)
                                                        -------
      Net unrealized appreciation.....................  $11,469
                                                        =======

 (D) Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD ACQUIRED  SHARES/PAR             SECURITY             COST BASIS
      ---------------  ----------             --------             ----------
      Apr-01              625      Delta Air Lines, Inc., 10.50%      $678
      Nov-02               1       Hosiery Corp. of America, Inc.       --
                                   Class A -- 144A
      May-06               --      XO Holdings, Inc.                    --
      May-06               --      XO Holdings, Inc. -- Warrants        --

     The aggregate value of these securities at April 30, 2007 was $653, which represents 0.61% of total net assets.

 (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $10,785, which represents 10.10% of total net assets.

 (L) Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (S) Security pledged as initial margin deposit for open futures contracts at April 30, 2007.

                FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                   UNREALIZED
                               NUMBER OF                          APPRECIATION
      DESCRIPTION              CONTRACTS*  POSITION  EXPIRATION  (DEPRECIATION)
      -----------              ----------  --------  ----------  --------------
      CBT 10 Year U.S.
       Treasury Note              135       Short      Jun-07         $57
                                                                      ===

     * The number of contracts does not omit 000's.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2007.

 (W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       THE HARTFORD INCOME SHARES FUND, INC.


Date:  June 19, 2007                   By: /s/ David M. Znamierowski
                                           -------------------------------------
                                           David M. Znamierowski
                                           Its: President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  June 19, 2007                   By: /s/ David M. Znamierowski
                                           -------------------------------------
                                           David M. Znamierowski
                                           Its: President


Date:  June 19, 2007                   By: /s/ Tamara L. Fagely
                                           -------------------------------------
                                           Tamara L. Fagely
                                           Its: Vice President, Treasurer and
                                                 Controller

                                  EXHIBIT LIST


99.CERT           Certifications

                  (i) Section 302 certification of principal executive officer

                  (ii) Section 302 certification of principal financial officer